Restructuring Charge - Schedule of Changes in Accrued Restructuring Charge (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Charge [Abstract]
Balance, beginning of period	$ 799	$ 1,047	$ 1,316	$ 2,542	$ 2,542
Restructuring charge	184	116	505	925	1,522	$ 2,131
Cash paid	(208)	(68)	(934)	(2,189)
Cash paid	208	68	934	2,189
Non-cash items	(53)	(447)	(165)	(494)
Balance, end of period	$ 722	$ 784	$ 722	$ 784	$ 1,316	$ 2,542